Loans	12 Months Ended
Mar. 31, 2014
Loans

4. Loans

The table below presents loans outstanding by domicile and industry of borrower at March 31, 2013 and 2014:

	2013	2014
	(in millions of yen)
Domestic:
Manufacturing	8,078,871	8,025,932
Construction and real estate	7,477,853	7,204,594
Services	3,972,011	3,956,742
Wholesale and retail	5,355,974	5,350,707
Transportation and communications	3,147,106	3,247,394
Banks and other financial institutions	3,142,998	3,460,147
Government and public institutions	6,907,426	6,734,451
Other industries (Note)	4,521,994	4,983,821
Individuals:
Mortgage loans	11,234,561	11,187,206
Other	741,519	787,313

Total domestic	54,580,313	54,938,307

Foreign:
Commercial and industrial	10,481,071	12,937,005
Banks and other financial institutions	4,088,651	4,610,141
Government and public institutions	595,911	883,004
Other (Note)	199,518	255,083

Total foreign	15,365,151	18,685,233

Total	69,945,464	73,623,540
Less: Unearned income and deferred loan fees—net	111,981	138,586

Total loans before allowance for loan losses	69,833,483	73,484,954

Note:	Other industries of domestic and Other of foreign include trade receivables and lease receivables of consolidated VIEs.

Net losses on sales of loans were ¥4,576 million, ¥853 million and ¥2,041 million, of which valuation losses related to loans held for sale accounted for at the lower of cost or fair value were ¥3,435 million, ¥54 million and ¥1,510 million for the fiscal years ended March 31, 2012, 2013 and 2014, respectively.

Credit quality information

In accordance with the MHFG Group’s credit risk management policies, the Group uses an internal rating system that consists of credit ratings and pool allocations as the basis of its risk management infrastructure. Credit ratings consist of obligor ratings which represent the level of credit risk of the obligor, and transaction ratings which represent the ultimate possibility of incurring losses on individual loan by taking into consideration various factors such as collateral or guarantees involved. In principle, obligor ratings are applied to all obligors except those to which pool allocations are applied, and are subject to regular review at least once a year as well as special review which is required whenever the obligor’s credit standing changes. Pool allocations are applied to small balance loans. The Group pools loans with similar risk characteristics, and the risk is assessed and managed according to such pools. The Group generally reviews the appropriateness and effectiveness of the approach to obligor ratings and pool allocations once a year in accordance with predetermined procedures.

The table below presents the MHFG Group’s definition of obligor ratings used by MHBK and MHTB:

Obligor category	Obligor rating	Definition
Normal	A	Obligors whose certainty of debt fulfillment is very high, hence their level of credit risk is very low.

	B	Obligors whose certainty of debt fulfillment poses no problems for the foreseeable future, and their level of credit risk is low.

	C	Obligors whose certainty of debt fulfillment and their level of credit risk pose no problems for the foreseeable future.

	D	Obligors whose current certainty of debt fulfillment poses no problems, however, their resistance to future environmental changes is low.

Watch	E1	Obligors that require observation going forward because of either minor concerns regarding their financial position, or somewhat weak or unstable business conditions.

	E2	Obligors that require special observation going forward because of problems with their borrowings such as reduced or suspended interest payments, problems with debt fulfillment such as failure of principal or interest payments, or problems with their financial position as a result of their weak or unstable business condition.

Intensive control	F	Obligors that are not yet bankrupt but are in financial difficulties and are deemed likely to become bankrupt in the future because of insufficient progress in implementing their management improvement plans or other measures (including obligors that are receiving ongoing support from financial institutions).

Substantially bankrupt	G	Obligors that have not yet become legally or formally bankrupt but are substantially insolvent because they are in serious financial difficulties and are deemed to be incapable of being restructured.

Bankrupt	H	Obligors that have become legally or formally bankrupt.

The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2013 and 2014:

	Normal obligors				Watch obligors excluding special attention obligors (1)			Impaired loans	Total
	A-B	C-D	Retail (2)	Other (3)	E1-E2	Retail (2)	Other (3)
	(in millions of yen)
2013
Domestic:
Manufacturing	4,171,212	2,615,406	119,183	307,946	498,638	22,569	8,013	335,904	8,078,871
Construction and real estate	2,524,644	3,486,850	659,844	148,893	387,254	20,671	664	249,033	7,477,853
Services	1,736,931	1,734,482	219,089	4,035	160,754	26,621	—	90,099	3,972,011
Wholesale and retail	1,853,573	2,699,053	261,322	83,065	236,545	49,710	11	172,695	5,355,974
Transportation and communications	2,236,404	685,237	94,233	350	59,573	12,274	—	59,035	3,147,106
Banks and other financial institutions	2,246,804	666,197	2,172	5,311	208,510	221	—	13,783	3,142,998
Government and public institutions	6,797,133	11,729	—	98,564	—	—	—	—	6,907,426
Other industries	1,620,061	743,214	3,341	2,058,974	13,044	448	77,548	5,364	4,521,994
Individuals	—	191,360	11,219,209	170,768	33,618	121,468	4,032	235,625	11,976,080

Total domestic	23,186,762	12,833,528	12,578,393	2,877,906	1,597,936	253,982	90,268	1,161,538	54,580,313

Foreign:
Total foreign	8,293,654	3,650,488	4,881	2,021,284	980,343	137	111,684	302,680	15,365,151

Total	31,480,416	16,484,016	12,583,274	4,899,190	2,578,279	254,119	201,952	1,464,218	69,945,464

2014
Domestic:
Manufacturing	4,248,490	2,467,326	109,258	310,703	636,348	21,117	3,820	228,870	8,025,932
Construction and real estate	2,890,563	3,066,852	623,385	161,177	303,746	20,577	381	137,913	7,204,594
Services	1,946,764	1,558,609	205,939	6,998	135,030	24,958	—	78,444	3,956,742
Wholesale and retail	2,029,723	2,632,048	249,304	63,116	178,520	42,086	10	155,900	5,350,707
Transportation and communications	2,388,541	658,680	88,911	1,348	50,667	11,159	—	48,088	3,247,394
Banks and other financial institutions	2,602,545	664,843	2,030	4,780	174,328	165	—	11,456	3,460,147
Government and public institutions	6,678,104	8,347	—	48,000	—	—	—	—	6,734,451
Other industries	1,907,714	754,137	3,383	2,240,879	7,804	401	68,642	861	4,983,821
Individuals	—	197,725	11,266,620	169,655	40,606	101,718	2,823	195,372	11,974,519

Total domestic	24,692,444	12,008,567	12,548,830	3,006,656	1,527,049	222,181	75,676	856,904	54,938,307

Foreign:
Total foreign	10,600,531	4,349,587	6,621	2,782,476	513,610	14	144,238	288,156	18,685,233

Total	35,292,975	16,358,154	12,555,451	5,789,132	2,040,659	222,195	219,914	1,145,060	73,623,540

Notes:

(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.
(2)	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
(3)	The former MHBK and the former Mizuho Corporate Bank, Ltd. (“MHCB”) merged on July 1, 2013 and the former MHCB, the surviving company, changed its trade name to MHBK. As of March 31, 2013, non-impaired loans held by subsidiaries other than the former MHBK, the former MHCB and MHTB constitute Other, since their portfolio segments are not identical to those used by the former MHBK, the former MHCB and MHTB. As of March 31, 2014, non-impaired loans held by subsidiaries other than MHBK and MHTB constitute Other, since their portfolio segments are not identical to those used by MHBK and MHTB.

Impaired loans

The MHFG Group considers loans to be impaired when it is probable that the Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loan. The Group classifies loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as impaired loans, and all of the Group’s impaired loans are designated as nonaccrual loans. The Group does not have any loans to borrowers that cause management to have serious doubts as to the ability of such borrowers to comply with the present loan repayment terms for the periods presented other than those already designated as impaired loans. The table below presents impaired loans information at March 31, 2013 and 2014.

	Recorded investment (1)			Unpaid principal balance	Related allowance (3)	Average recorded investment	Interest income recognized (4)
	Requiring an allowance for loan losses	Not requiring an allowance for loan losses (2)	Total
	(in millions of yen)
2013
Domestic:
Manufacturing	325,727	10,177	335,904	365,049	118,475	299,978	5,297
Construction and real estate	189,060	59,973	249,033	269,770	46,574	227,920	2,824
Services	77,982	12,117	90,099	106,397	22,153	103,113	1,949
Wholesale and retail	160,477	12,218	172,695	189,231	62,962	186,594	3,076
Transportation and communications	55,202	3,833	59,035	61,554	18,870	54,633	1,220
Banks and other financial institutions	13,727	56	13,783	13,821	5,007	11,950	227
Other industries	5,224	140	5,364	5,484	3,818	4,791	73
Individuals	116,875	118,750	235,625	252,182	9,429	250,718	4,343

Total domestic	944,274	217,264	1,161,538	1,263,488	287,288	1,139,697	19,009

Foreign:
Total foreign	297,859	4,821	302,680	305,801	119,053	220,561	5,321

Total	1,242,133	222,085	1,464,218	1,569,289	406,341	1,360,258	24,330

2014
Domestic:
Manufacturing	216,579	12,291	228,870	240,660	74,367	259,889	4,086
Construction and real estate	107,932	29,981	137,913	163,813	30,724	183,437	2,213
Services	66,651	11,793	78,444	88,537	20,199	83,754	1,671
Wholesale and retail	142,886	13,014	155,900	172,641	51,274	161,288	2,795
Transportation and communications	44,237	3,851	48,088	54,149	14,691	50,387	939
Banks and other financial institutions	11,390	66	11,456	11,480	4,049	12,474	163
Other industries	781	80	861	2,020	108	3,486	19
Individuals	91,715	103,657	195,372	206,341	9,391	215,422	3,714

Total domestic	682,171	174,733	856,904	939,641	204,803	970,137	15,600

Foreign:
Total foreign	276,292	11,864	288,156	290,161	118,360	291,981	4,750

Total	958,463	186,597	1,145,060	1,229,802	323,163	1,262,118	20,350

Notes:

(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status completely corresponds to the Group’s definition of impaired loans.
(2)	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
(3)	The allowance for loan losses on impaired loans includes those for groups of small balance, homogeneous loans totaling ¥504,750 million and ¥425,391 million as of March 31, 2013 and 2014 which were collectively evaluated for impairment, in addition to those that were individually evaluated for impairment.
(4)	Amounts represent gross interest income on impaired loans which were included in Interest income on loans in the consolidated statements of income.

The remaining balance of impaired loans which had been partially charged off were ¥51,720 million and ¥24,957 million as of March 31, 2013 and 2014, respectively.

Troubled debt restructurings

The MHFG Group considers restructurings, with respect to which concessions that it would not otherwise consider were granted to obligors in financial difficulty, as TDRs. The Group considers the relevant obligor to be in financial difficulty when its obligor rating is E2 or below. The following table presents TDRs that were made during the fiscal years ended March 31, 2013 and 2014.

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or Postponement of principal and/or interest
	Recorded investment (1)	Charge-offs (2)
		(in millions of yen)
2013
Domestic:
Manufacturing	—	—	277,957
Construction and real estate	—	—	129,908
Services	—	—	68,930
Wholesale and retail	—	1,243	218,497
Transportation and communications	—	—	52,206
Banks and other financial institutions	—	—	34,468
Other industries	—	—	1,809
Individuals	—	—	62,160

Total domestic	—	1,243	845,935

Foreign:
Total foreign	1,062	3,750	140,064

Total	1,062	4,993	985,999

2014
Domestic:
Manufacturing	235	481	196,705
Construction and real estate	2,528	136	44,573
Services	310	555	57,945
Wholesale and retail	5	149	170,217
Transportation and communications	—	—	34,598
Banks and other financial institutions	—	—	31,901
Other industries	—	—	1,998
Individuals	—	—	47,822

Total domestic	3,078	1,321	585,759

Foreign:
Total foreign	—	—	60,348

Total	3,078	1,321	646,107

Notes:

(1)	Amounts represent the book values of loans immediately after the restructurings.
(2)	Charge-offs represent the loss impact on the consolidated statements of income for the fiscal year that resulted from the restructurings.

Payment default is deemed to occur when the loan becomes three months past due or the obligor is downgraded to the category of substantially bankrupt or bankrupt. The following table presents payment defaults which occurred during the fiscal years ended March 31, 2013 and 2014 with respect to the loans modified as TDRs within the previous twelve months.

	Recorded investment
	2013	2014
	(in millions of yen)
Domestic:
Manufacturing	18,740	21,144
Construction and real estate	18,751	3,500
Services	5,976	3,707
Wholesale and retail	19,920	21,916
Transportation and communications	4,386	14,069
Banks and other financial institutions	—	—
Other industries	—	107
Individuals	5,517	6,283

Total domestic	73,290	70,726

Foreign:
Total foreign	6,374	115

Total	79,664	70,841

Age analysis of past due loans

The table below presents an analysis of the age of the recorded investment in loans that are past due at March 31, 2013 and 2014:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in millions of yen)
2013
Domestic:
Manufacturing	3,788	1,911	32,830	38,529	8,040,342	8,078,871
Construction and real estate	11,815	4,038	69,333	85,186	7,392,667	7,477,853
Services	3,385	1,916	13,829	19,130	3,952,881	3,972,011
Wholesale and retail	2,771	2,851	16,483	22,105	5,333,869	5,355,974
Transportation and communications	711	558	3,687	4,956	3,142,150	3,147,106
Banks and other financial institutions	—	—	6	6	3,142,992	3,142,998
Government and public institutions	—	—	—	—	6,907,426	6,907,426
Other industries	—	18	122	140	4,521,854	4,521,994
Individuals	41,987	24,114	69,774	135,875	11,840,205	11,976,080

Total domestic	64,457	35,406	206,064	305,927	54,274,386	54,580,313

Foreign:
Total foreign	127	885	11,132	12,144	15,353,007	15,365,151

Total	64,584	36,291	217,196	318,071	69,627,393	69,945,464

2014
Domestic:
Manufacturing	2,834	2,193	14,452	19,479	8,006,453	8,025,932
Construction and real estate	5,412	3,440	44,852	53,704	7,150,890	7,204,594
Services	2,185	1,235	10,304	13,724	3,943,018	3,956,742
Wholesale and retail	3,205	4,561	12,180	19,946	5,330,761	5,350,707
Transportation and communications	832	573	3,265	4,670	3,242,724	3,247,394
Banks and other financial institutions	—	1	5	6	3,460,141	3,460,147
Government and public institutions	—	—	—	—	6,734,451	6,734,451
Other industries	9	29	34	72	4,983,749	4,983,821
Individuals	38,466	18,488	56,605	113,559	11,860,960	11,974,519

Total domestic	52,943	30,520	141,697	225,160	54,713,147	54,938,307

Foreign:
Total foreign	87	23	10,935	11,045	18,674,188	18,685,233

Total	53,030	30,543	152,632	236,205	73,387,335	73,623,540